Offerings - Offering: 1	Dec. 01, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	171,832
Proposed Maximum Offering Price per Unit | $ / shares	0.3158
Maximum Aggregate Offering Price	$ 54,264.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 7.49
Offering Note	Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the “Securities Act”), on the basis of the average of the high and low prices per share of Azitra, Inc.’s (the “Registrant”) common stock on November 25, 2025 as reported by NYSE American.Represents an additional 171,832 shares, not previously registered, of the Registrant’s common stock that may be issued under the Azitra, Inc. 2023 Stock Incentive Plan (the “2023 Plan”), which was recommended by the Registrant’s Board of Directors and approved by the Registrant’s stockholders on November 20, 2024. Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of Registrant’s common stock that become issuable under the 2023 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant’s common stock, as applicable.